Financial debt (Details 1) - MXN ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Disclosure of financial debt [Line Items]
Total Long-term debt		$ 2,396,624	$ 2,603,137		$ 2,504,160
Less current maturities		(842,651)	(1,652,725)		(9,033)
Long-term debt, excluding current maturities		1,553,973	950,412		2,495,127
Denominated in pesos, maturing in September 2017, at TIIE (1) rates plus 0.63 percentage points [member]
Disclosure of financial debt [Line Items]
Total Long-term debt			98,000	[1]	100,000	[1]
Denominated in pesos, maturing in 2017 and 2018, at TIIE (1) FIRA (2) rates less 0.25 percentage points [member]
Disclosure of financial debt [Line Items]
Total Long-term debt	[1],[2]	553,651	603,739		603,871
Denominated in pesos, maturing in 2018, at TIIE (1) FIRA (2) rates less 0.60 percentage points [member]
Disclosure of financial debt [Line Items]
Total Long-term debt	[1],[3]	289,000	293,400		297,800
Denominated in pesos, maturing in 2019, at TIIE (1) FIRA (2) rates plus 0.25 percentage points [member]
Disclosure of financial debt [Line Items]
Total Long-term debt	[1],[3]	53,973	53,978		0
Denominated in pesos, maturing in 2019, at TIIE (1) FIRA (2) rates plus 0.50 percentage points [member]
Disclosure of financial debt [Line Items]
Total Long-term debt	[1],[3]		54,000		0
Denominated in pesos, maturing in 2015 and 2016, at TIIE (1) plus 1.00 percentage points [member]
Disclosure of financial debt [Line Items]
Total Long-term debt	[1]		0		2,489
Debt securities (subsection (d)) [member]
Disclosure of financial debt [Line Items]
Total Long-term debt		0	1,500,000		1,500,000
Debt securities (subsection (d)) [member]
Disclosure of financial debt [Line Items]
Total Long-term debt		$ 1,500,000	$ 0		$ 0

[1]	TIIE (for its acronym in Spanish) = Interbank Equilibrium Rate
[2]	FIRA (for its acronym in Spanish) = Agriculture Trust Funds
[3]	FIRA (for its acronym in Spanish) = Trust Established in Relation to Agriculture